Financial instruments - Derivative financial instruments (Details) € in Millions, R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)
Derivative financial instruments
Assets from derivative transactions			R$ 420.8		R$ 21.7
Liabilities from derivative transactions			(426.9)		(231.3)
Cash flow hedge
Derivative financial instruments
Liabilities from derivative transactions			(14.7)		(51.3)
Notional amount			87.4		273.3
Interest rate swap contract and heating oil forward contract | Cash flow hedge
Derivative financial instruments
Liabilities from derivative transactions			(14.7)		(51.3)
Interest rate swap contract | Fair value hedge
Derivative financial instruments
Assets from derivative transactions			4.7		4.5
Liabilities from derivative transactions					(17.7)
Notional amount			103.7		599.9
Heating oil forward contracts | Cash flow hedge
Derivative financial instruments
Liabilities from derivative transactions					(29.6)
Notional amount					183.2
Senior Notes | Interest rate swap contract
Derivative financial instruments
Liabilities from derivative transactions			R$ (6.1)
Interest rate (as a percent)	5.875%	5.875%	5.875%
CDI | Senior Notes | Interest rate swap contract
Derivative financial instruments
Variable spread on interest rate (as a percent)	99.10%	99.10%	99.10%
Derivatives not designated as hedge | Interest rate swap contract
Derivative financial instruments
Assets from derivative transactions			R$ 4.2		17.2
Liabilities from derivative transactions			(385.2)
Derivatives not designated as hedge | Purchase of TAP Convertible Bonds option issued
Derivative financial instruments
Liabilities from derivative transactions					(154.4)
Notional amount | €	€ 30
Derivatives not designated as hedge | Forward foreign currency contract
Derivative financial instruments
Assets from derivative transactions			219.9
Liabilities from derivative transactions					(5.8)
Notional amount | $		$ 370		$ 80
Derivatives not designated as hedge | Heating oil forward contracts
Derivative financial instruments
Assets from derivative transactions			4.5
Liabilities from derivative transactions					(2.1)
Notional amount			15.5		R$ 183.2
Derivatives not designated as hedge | Foreign currency options
Derivative financial instruments
Assets from derivative transactions			187.5
Liabilities from derivative transactions			(27.0)
Notional amount | $				$ 544
Derivatives not designated as hedge | Foreign currency call spread option
Derivative financial instruments
Liabilities from derivative transactions			R$ (1.3)
Notional amount | $		$ 15
Derivatives not designated as hedge | LIBOR | Foreign currency call spread option
Derivative financial instruments
Variable spread on interest rate (as a percent)	2.388%	2.388%	2.388%
Basis point spread period	3 months
Derivatives not designated as hedge | CDI | Foreign currency call spread option
Derivative financial instruments
Interest rate basis ( as percent )	124%